SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2020
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES

NOTE 22 - SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES:

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Payroll and related expenses	20,756	9,335	7,540
Share-based payments	1,464	941	575
Professional services	18,957	3,680	1,626
Samples	438	178	—
Travel, fleet, meals and related expenses	5,729	2,193	1,822
Office-related expenses	957	789	495
Other	984	1,217	428
	49,285	18,333	12,486